Segmented Reporting - Summary of Segment Information (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Revenues	CAD 6,529	CAD 6,548
Purchased power	3,450	3,419
Operation, maintenance and administration	1,130	1,192
Depreciation and amortization	757	722
Income (loss) before financing charges and income taxes	1,192	1,215
Capital investments	1,662	1,530
Total assets	24,203	22,550
Transmission [Member]
Segment Reporting Information [Line Items]
Revenues	1,536	1,588
Operation, maintenance and administration	426	394
Depreciation and amortization	374	346
Income (loss) before financing charges and income taxes	736	848
Capital investments	943	845
Total assets	12,066	12,540
Distribution [Member]
Segment Reporting Information [Line Items]
Revenues	4,949	4,903
Purchased power	3,450	3,419
Operation, maintenance and administration	633	742
Depreciation and amortization	380	367
Income (loss) before financing charges and income taxes	486	375
Capital investments	711	680
Total assets	9,213	9,805
Other [Member]
Segment Reporting Information [Line Items]
Revenues	44	57
Operation, maintenance and administration	71	56
Depreciation and amortization	3	9
Income (loss) before financing charges and income taxes	(30)	(8)
Capital investments	8	5
Total assets	CAD 2,924	CAD 205